American Century Investments®
Quarterly Portfolio Holdings
American Century® STOXX® U.S. Quality Growth ETF (QGRO)
May 31, 2022

American Century STOXX® U.S. Quality Growth ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.1%
Howmet Aerospace, Inc.	5,194	185,789
Air Freight and Logistics — 2.0%
GXO Logistics, Inc.(1)	3,465	188,046
United Parcel Service, Inc., Class B	22,410	4,084,222
		4,272,268
Automobiles — 1.0%
Tesla, Inc.(1)	2,748	2,083,699
Beverages — 0.1%
Monster Beverage Corp.(1)	2,001	178,329
Biotechnology — 8.5%
AbbVie, Inc.	2,181	321,414
Exelixis, Inc.(1)	113,048	2,072,170
Halozyme Therapeutics, Inc.(1)	7,255	333,585
Horizon Therapeutics PLC(1)	38,926	3,491,273
Incyte Corp.(1)	4,329	328,528
Moderna, Inc.(1)	14,773	2,146,960
Neurocrine Biosciences, Inc.(1)	12,417	1,160,865
Regeneron Pharmaceuticals, Inc.(1)	6,636	4,411,215
Vertex Pharmaceuticals, Inc.(1)	15,185	4,079,450
		18,345,460
Building Products — 0.2%
Owens Corning	3,588	342,941
Capital Markets — 3.7%
Blackstone, Inc.	15,995	1,884,051
FactSet Research Systems, Inc.	7,519	2,870,604
LPL Financial Holdings, Inc.	1,768	346,864
MarketAxess Holdings, Inc.	1,793	505,052
Moody's Corp.	1,708	515,082
MSCI, Inc.	422	186,672
Raymond James Financial, Inc.	3,492	343,927
S&P Global, Inc.	499	174,390
Tradeweb Markets, Inc., Class A	15,347	1,037,611
		7,864,253
Chemicals — 1.9%
CF Industries Holdings, Inc.	23,942	2,364,751
Corteva, Inc.	10,453	654,567
FMC Corp.	1,417	173,696
Huntsman Corp.	9,256	335,530
Olin Corp.	5,230	344,082
Sherwin-Williams Co.	680	182,267
		4,054,893
Commercial Services and Supplies — 0.5%
Cintas Corp.	472	188,012
Republic Services, Inc.	1,312	175,598
Waste Management, Inc.	4,948	784,307
		1,147,917
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	17,312	1,770,671

Containers and Packaging — 0.2%
Sealed Air Corp.	5,317	330,611
Electric Utilities — 1.3%
NRG Energy, Inc.	60,605	2,790,254
Electrical Equipment — 0.1%
Generac Holdings, Inc.(1)	812	200,629
Electronic Equipment, Instruments and Components — 0.2%
Corning, Inc.	5,262	188,485
Keysight Technologies, Inc.(1)	2,342	340,995
		529,480
Energy Equipment and Services — 0.1%
Halliburton Co.	4,550	184,275
Equity Real Estate Investment Trusts (REITs) — 2.7%
Crown Castle International Corp.	12,793	2,426,192
Equinix, Inc.	261	179,331
Equity LifeStyle Properties, Inc.	2,392	181,074
Lamar Advertising Co., Class A	3,554	348,114
SBA Communications Corp.	5,669	1,908,242
Weyerhaeuser Co.	18,061	713,771
		5,756,724
Food and Staples Retailing — 0.4%
BJ's Wholesale Club Holdings, Inc.(1)	5,974	345,715
Costco Wholesale Corp.	400	186,488
Kroger Co.	6,312	334,347
		866,550
Food Products — 1.4%
Darling Ingredients, Inc.(1)	31,060	2,486,974
Hershey Co.	2,344	496,248
		2,983,222
Health Care Equipment and Supplies — 3.6%
ABIOMED, Inc.(1)	703	185,381
Align Technology, Inc.(1)	1,204	334,279
Boston Scientific Corp.(1)	4,361	178,845
DexCom, Inc.(1)	4,861	1,448,286
Edwards Lifesciences Corp.(1)	21,959	2,214,565
Hologic, Inc.(1)	4,148	312,220
IDEXX Laboratories, Inc.(1)	4,765	1,866,069
ResMed, Inc.	895	182,097
West Pharmaceutical Services, Inc.	3,604	1,118,609
		7,840,351
Health Care Providers and Services — 0.9%
AmerisourceBergen Corp.	2,124	328,774
Chemed Corp.	658	318,735
Encompass Health Corp.	5,112	335,041
Molina Healthcare, Inc.(1)	1,600	464,352
Quest Diagnostics, Inc.	2,321	327,307
UnitedHealth Group, Inc.	352	174,867
		1,949,076
Health Care Technology — 0.8%
Cerner Corp.	3,443	326,568
Veeva Systems, Inc., Class A(1)	8,707	1,482,454
		1,809,022
Hotels, Restaurants and Leisure — 2.9%
Airbnb, Inc., Class A(1)	1,648	199,194

Chipotle Mexican Grill, Inc.(1)	1,639	2,298,779
Choice Hotels International, Inc.	16,666	2,131,415
Darden Restaurants, Inc.	4,359	544,875
Texas Roadhouse, Inc.	14,309	1,115,673
		6,289,936
Household Durables — 0.3%
D.R. Horton, Inc.	4,954	372,293
NVR, Inc.(1)	80	356,050
		728,343
Insurance — 0.2%
Arthur J. Gallagher & Co.	1,110	179,753
Progressive Corp.	1,526	182,174
WR Berkley Corp.	2,546	181,097
		543,024
Interactive Media and Services — 4.0%
Alphabet, Inc., Class C(1)	2,231	5,088,420
Meta Platforms, Inc., Class A(1)	14,349	2,778,540
ZoomInfo Technologies, Inc.(1)	20,235	817,292
		8,684,252
Internet and Direct Marketing Retail — 1.0%
Amazon.com, Inc.(1)	84	201,952
Booking Holdings, Inc.(1)	159	356,726
eBay, Inc.	7,360	358,211
MercadoLibre, Inc.(1)	1,501	1,179,606
		2,096,495
IT Services — 4.0%
Accenture PLC, Class A	627	187,135
Automatic Data Processing, Inc.	823	183,480
Cognizant Technology Solutions Corp., Class A	4,554	340,184
EPAM Systems, Inc.(1)	3,320	1,123,887
Gartner, Inc.(1)	14,193	3,724,243
Jack Henry & Associates, Inc.	952	179,090
Mastercard, Inc., Class A	7,121	2,548,392
Paychex, Inc.	1,486	184,011
Visa, Inc., Class A	895	189,892
		8,660,314
Leisure Products — 0.3%
YETI Holdings, Inc.(1)	12,352	565,104
Life Sciences Tools and Services — 0.7%
Agilent Technologies, Inc.	4,021	512,919
Bruker Corp.	2,932	183,191
Repligen Corp.(1)	4,625	760,674
		1,456,784
Machinery — 0.3%
Chart Industries, Inc.(1)	999	175,704
Deere & Co.	519	185,688
Lincoln Electric Holdings, Inc.	2,503	339,957
		701,349
Metals and Mining — 0.2%
Nucor Corp.	2,618	346,780
Multiline Retail — 0.2%
Target Corp.	2,168	350,956
Oil, Gas and Consumable Fuels — 4.4%
APA Corp.	45,873	2,156,490

ConocoPhillips	2,970	333,709
Devon Energy Corp.	39,442	2,954,206
Diamondback Energy, Inc.	2,395	364,088
EOG Resources, Inc.	3,870	530,035
Marathon Oil Corp.	11,580	363,959
Occidental Petroleum Corp.	4,997	346,342
Ovintiv, Inc.	26,587	1,488,606
Pioneer Natural Resources Co.	1,199	333,250
Texas Pacific Land Corp.	351	549,663
		9,420,348
Personal Products — 0.3%
Estee Lauder Cos., Inc., Class A	2,156	549,025
Pharmaceuticals — 1.6%
Eli Lilly & Co.	1,635	512,474
Merck & Co., Inc.	26,425	2,431,893
Pfizer, Inc.	7,713	409,098
Zoetis, Inc.	1,074	183,579
		3,537,044
Professional Services — 1.4%
ManpowerGroup, Inc.	3,672	329,048
Robert Half International, Inc.	30,226	2,724,874
		3,053,922
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	4,125	341,715
Road and Rail — 2.8%
J.B. Hunt Transport Services, Inc.	8,649	1,492,645
Old Dominion Freight Line, Inc.	16,236	4,192,785
Saia, Inc.(1)	1,760	347,758
		6,033,188
Semiconductors and Semiconductor Equipment — 14.8%
Advanced Micro Devices, Inc.(1)	15,365	1,565,079
Ambarella, Inc.(1)	2,392	203,846
Applied Materials, Inc.	32,148	3,770,639
Broadcom, Inc.	954	553,444
Enphase Energy, Inc.(1)	6,310	1,174,859
Entegris, Inc.	1,729	191,850
KLA Corp.	8,411	3,068,753
Lam Research Corp.	5,895	3,065,577
Lattice Semiconductor Corp.(1)	21,045	1,094,761
Microchip Technology, Inc.	4,846	352,062
Micron Technology, Inc.	4,881	360,413
Monolithic Power Systems, Inc.	3,541	1,594,831
NVIDIA Corp.	24,773	4,625,615
ON Semiconductor Corp.(1)	39,009	2,367,066
Power Integrations, Inc.	6,228	525,519
QUALCOMM, Inc.	26,660	3,818,245
Synaptics, Inc.(1)	2,461	364,523
Teradyne, Inc.	19,669	2,149,035
Texas Instruments, Inc.	1,937	342,384
Universal Display Corp.	5,784	730,577
		31,919,078
Software — 17.1%
Adobe, Inc.(1)	12,556	5,229,323
Atlassian Corp. PLC, Class A(1)	1,067	189,200

Autodesk, Inc.(1)	22,289	4,630,540
Cadence Design Systems, Inc.(1)	27,791	4,272,310
Crowdstrike Holdings, Inc., Class A(1)	7,511	1,201,685
Datadog, Inc., Class A(1)	12,242	1,167,764
Fair Isaac Corp.(1)	832	340,746
Five9, Inc.(1)	2,033	196,611
Fortinet, Inc.(1)	10,500	3,088,470
Globant SA(1)	951	180,224
HubSpot, Inc.(1)	2,274	767,907
Intuit, Inc.	488	202,257
Microsoft Corp.	25,374	6,898,429
Palo Alto Networks, Inc.(1)	391	196,587
Paycom Software, Inc.(1)	2,626	746,677
Paylocity Holding Corp.(1)	1,073	187,625
PTC, Inc.(1)	12,659	1,475,153
Salesforce, Inc.(1)	1,116	178,828
ServiceNow, Inc.(1)	3,338	1,560,415
Synopsys, Inc.(1)	7,005	2,235,996
Trade Desk, Inc., Class A(1)	24,556	1,278,140
Workday, Inc., Class A(1)	1,103	172,399
Zoom Video Communications, Inc., Class A(1)	3,447	370,380
		36,767,666
Specialty Retail — 5.6%
AutoNation, Inc.(1)	5,901	705,523
Best Buy Co., Inc.	4,426	363,197
Five Below, Inc.(1)	1,529	199,672
Home Depot, Inc.	1,129	341,805
Lowe's Cos., Inc.	2,709	529,068
O'Reilly Automotive, Inc.(1)	6,704	4,271,588
Ross Stores, Inc.	4,190	356,234
Tractor Supply Co.	1,027	192,419
Ulta Beauty, Inc.(1)	8,116	3,433,880
Williams-Sonoma, Inc.	12,332	1,577,509
		11,970,895
Technology Hardware, Storage and Peripherals — 4.3%
Apple, Inc.	31,122	4,632,198
NetApp, Inc.	4,824	347,087
Pure Storage, Inc., Class A(1)	45,924	1,089,777
Seagate Technology Holdings PLC	32,699	2,768,624
Western Digital Corp.(1)	5,745	348,664
		9,186,350
Textiles, Apparel and Luxury Goods — 2.5%
Deckers Outdoor Corp.(1)	1,350	362,556
lululemon athletica, Inc.(1)	6,702	1,961,608
NIKE, Inc., Class B	4,662	554,079
Ralph Lauren Corp.	5,489	554,883
Tapestry, Inc.	43,296	1,493,712
VF Corp.	7,148	360,688
		5,287,526
TOTAL COMMON STOCKS (Cost $223,710,965)		213,976,508
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	620,119	620,119

State Street Navigator Securities Lending Government Money Market Portfolio(2)	932,980	932,980
		1,553,099
TOTAL SHORT-TERM INVESTMENTS (Cost $1,553,099)		1,553,099
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $225,264,064)		215,529,607
OTHER ASSETS AND LIABILITIES — (0.3)%		(587,588)
TOTAL NET ASSETS — 100.0%		$214,942,019

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $937,255, which includes securities collateral of $4,275.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.